Investment in Associates and joint ventures - Summary of Investments in Associates (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 1,066	$ 628	[1]	$ 494	[1]
Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	28	(95)		$ (29)
Associates [member]
Disclosure of associates and joint ventures [line items]
Obligations created for special allocation of expenses		18
Associates [member] | Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities		42
Joint ventures [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 18	$ (18)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).